Quarterly Holdings Report
for

Fidelity® Series International Growth Fund

July 31, 2021

GSV-S-QTLY-0921
1.907949.111

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Australia - 1.8%
CSL Ltd.	1,270,072	$269,276,351
Bailiwick of Jersey - 1.8%
Experian PLC	6,106,289	268,834,357
Belgium - 0.6%
UCB SA	910,500	98,503,353
Canada - 2.4%
CAE, Inc. (a)	2,656,300	81,055,900
Canadian Pacific Railway Ltd.	2,142,040	159,056,256
Franco-Nevada Corp.	794,628	127,098,443

TOTAL CANADA		367,210,599

Cayman Islands - 1.1%
Alibaba Group Holding Ltd. (a)	450,000	10,990,240
Alibaba Group Holding Ltd. sponsored ADR (a)	285,822	55,789,596
Tencent Holdings Ltd.	1,632,100	98,428,927

TOTAL CAYMAN ISLANDS		165,208,763

Denmark - 1.0%
Vestas Wind Systems A/S	3,962,900	146,104,685
Finland - 1.0%
Kone OYJ (B Shares)	1,777,800	147,244,463
France - 7.6%
Edenred SA	2,191,893	127,354,518
Legrand SA	1,737,944	195,859,241
LVMH Moet Hennessy Louis Vuitton SE	760,996	609,304,658
Safran SA	1,351,300	176,850,557
Sanofi SA	526,100	54,226,882

TOTAL FRANCE		1,163,595,856

Germany - 5.3%
Deutsche Borse AG	666,845	111,339,568
Linde PLC	1,116,301	341,845,345
SAP SE	1,628,329	233,683,820
Vonovia SE	1,718,935	114,555,888

TOTAL GERMANY		801,424,621

Hong Kong - 4.3%
AIA Group Ltd.	38,293,701	458,213,401
Hong Kong Exchanges and Clearing Ltd.	3,089,925	197,216,988

TOTAL HONG KONG		655,430,389

India - 1.3%
Housing Development Finance Corp. Ltd.	1,880,900	61,761,405
Kotak Mahindra Bank Ltd. (a)	2,584,500	57,527,969
Reliance Industries Ltd.	825,000	22,586,003
Reliance Industries Ltd. sponsored GDR (b)	1,025,000	56,682,500
Zomato Ltd.	2,003,820	3,418,382

TOTAL INDIA		201,976,259

Ireland - 1.0%
CRH PLC sponsored ADR	3,168,340	158,068,483
Italy - 1.5%
Interpump Group SpA	1,874,620	117,081,384
Prada SpA	13,743,600	107,350,459

TOTAL ITALY		224,431,843

Japan - 14.7%
Azbil Corp.	4,050,705	157,109,975
FANUC Corp.	1,088,115	243,702,658
Hoya Corp.	2,421,500	340,031,972
Keyence Corp.	841,187	465,737,190
Lasertec Corp.	758,700	142,432,072
Misumi Group, Inc.	7,017,305	243,067,855
Nabtesco Corp.	1,033,746	38,822,602
OSG Corp.	2,457,646	45,543,907
Recruit Holdings Co. Ltd.	7,773,005	402,879,900
SHO-BOND Holdings Co. Ltd.	1,976,400	83,141,935
USS Co. Ltd.	3,755,600	64,975,423

TOTAL JAPAN		2,227,445,489

Kenya - 0.7%
Safaricom Ltd.	269,131,800	103,960,212
Netherlands - 7.3%
Airbus Group NV (a)	1,402,900	192,434,120
ASML Holding NV (Netherlands)	1,198,046	915,768,041

TOTAL NETHERLANDS		1,108,202,161

New Zealand - 0.3%
Auckland International Airport Ltd. (a)	8,916,062	44,973,580
Norway - 1.2%
Adevinta ASA Class B (a)	3,786,769	72,801,462
Schibsted ASA (B Shares)	2,368,754	109,499,322

TOTAL NORWAY		182,300,784

South Africa - 0.3%
Clicks Group Ltd.	2,997,922	54,240,366
Spain - 2.6%
Amadeus IT Holding SA Class A (a)	4,048,464	265,289,572
Cellnex Telecom SA (b)	1,941,542	126,535,292

TOTAL SPAIN		391,824,864

Sweden - 5.8%
ASSA ABLOY AB (B Shares)	10,163,591	326,010,330
Atlas Copco AB (A Shares)	5,417,682	366,280,717
Epiroc AB (A Shares)	8,258,369	192,375,637

TOTAL SWEDEN		884,666,684

Switzerland - 10.6%
Nestle SA (Reg. S)	6,172,260	781,591,299
Roche Holding AG (participation certificate)	1,431,364	552,953,360
Schindler Holding AG:
(participation certificate)	377,941	122,329,636
(Reg.)	156,202	48,661,704
Temenos Group AG	629,760	100,110,879

TOTAL SWITZERLAND		1,605,646,878

Taiwan - 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	11,153,885	233,335,903
United Kingdom - 4.1%
Compass Group PLC (a)	8,758,600	185,173,445
Dechra Pharmaceuticals PLC	910,300	62,886,255
InterContinental Hotel Group PLC ADR (a)	1,121,430	74,081,666
London Stock Exchange Group PLC	1,131,992	118,034,230
Rightmove PLC	7,890,745	77,018,248
Spectris PLC	2,046,586	101,557,737

TOTAL UNITED KINGDOM		618,751,581

United States of America - 18.1%
Alphabet, Inc. Class A (a)	61,787	166,486,925
Autoliv, Inc.	673,302	67,922,706
Black Knight, Inc. (a)	859,623	71,185,381
Dlocal Ltd.	329,700	14,882,658
Lam Research Corp.	328,065	209,111,912
Marsh & McLennan Companies, Inc.	1,646,931	242,461,182
MasterCard, Inc. Class A	797,231	307,683,332
Moody's Corp.	640,359	240,774,984
MSCI, Inc.	444,627	264,979,907
NICE Systems Ltd. sponsored ADR (a)(c)	660,754	184,119,102
PriceSmart, Inc.	510,732	45,833,090
ResMed, Inc.	971,464	264,043,915
S&P Global, Inc.	556,280	238,488,362
Sherwin-Williams Co.	425,841	123,932,506
Visa, Inc. Class A	1,246,770	307,191,660

TOTAL UNITED STATES OF AMERICA		2,749,097,622

TOTAL COMMON STOCKS
(Cost $7,359,667,907)		14,871,756,146

Convertible Preferred Stocks - 0.1%
China - 0.1%
ByteDance Ltd. Series E1 (d)(e)
(Cost $18,859,141)	172,113	19,997,809

Money Market Funds - 2.1%
Fidelity Cash Central Fund 0.06% (f)	267,437,041	267,490,529
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)	53,229,615	53,234,938
TOTAL MONEY MARKET FUNDS
(Cost $320,725,467)		320,725,467
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $7,699,252,515)		15,212,479,422
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(18,872,182)
NET ASSETS - 100%		$15,193,607,240

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $183,217,792 or 1.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,997,809 or 0.1% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$18,859,141

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$89,103
Fidelity Securities Lending Cash Central Fund	117,989
Total	$207,092

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$142,102,893	$2,889,523,260	$2,764,134,581	$(1,043)	$--	$267,490,529	0.4%
Fidelity Securities Lending Cash Central Fund 0.06%	33,851,441	470,916,672	451,533,175	--	--	53,234,938	0.2%
Total	$175,954,334	$3,360,439,932	$3,215,667,756	$(1,043)	$--	$320,725,467

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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